Document and Entity Information	Nov. 27, 2019
Prospectus:
Document Type	497
Document Period End Date	Nov. 27, 2019
Registrant Name	HARTFORD SERIES FUND INC
Entity Central Index Key	0001053425
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 27, 2019
Document Effective Date	Nov. 27, 2019
Prospectus Date	May 01, 2019
HARTFORD DISCIPLINED EQUITY HLS FUND | IB
Prospectus:
Trading Symbol	HBGIX
HARTFORD DISCIPLINED EQUITY HLS FUND | IA
Prospectus:
Trading Symbol	HIAGX